Share-based payments - Prior VSOP - Expenses (Details) - Prior VSOP - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based payments
Cost of Sales	€ (9)
Selling and distribution expenses	(6)	€ (8)	€ (25)
Research and development expenses	46	(45)	(369)
General and administrative expenses	(41)	(78)	(230)
Total	€ (10)	€ (131)	€ (624)